RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	May 17, 2019	Aug. 31, 2017	Aug. 16, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Sep. 26, 2016 CNY (¥)
Equity Method Investment, Ownership Percentage		49.00%	49.00%		49.00%	49.00%
Due From Related Parties, Current		$ 3,275	¥ 22,305	¥ 33,890
Xinjiang Ginbo Seeds Center [Member]
Due From Related Parties, Current								¥ 10,000
China-Based Commercial Corn Seed Production and Distribution Business [Member]
Expected Cash Proceeds From Sale Of Business							¥ 421,000		¥ 400,000
Linze Origin Seeds Ltd [Member]
Borrowing	¥ 27,000
Loan offered	¥ 20,000
Linze Fumin [Member]
Equity Method Investment, Ownership Percentage		51.00%	51.00%